Prepayments and other current assets	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and other current assets	Prepayments and other current assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Prepayments to suppliers	302,421	167,747
Receivables from partial sale of equity interest in SiEngine (refer to Note 9)	—	130,000
Contract cost assets	104,309	69,932
Others	36,770	84,606
Prepayments and other current assets	443,500	452,285
No provision was made for prepayments and other current assets as of December 31, 2023 and 2024, respectively